Summary of Significant Accounting Policies - Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Fair value
Short-term investments	¥ 3,533,370	¥ 3,578,919
Long-term investments	0	69,629
Fair value
Convertible senior notes	7,270,081	7,029,550		$ 995,997
Fair value of convertible senior notes	7,209,985	6,911,555
Impairment of equity method investments	0	0	¥ 4,559
Impairment losses related to equity investments without readily determinable fair values	¥ 931,367	¥ 0	¥ 21,769
Foreign exchange forward contracts
Fair value
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current		Other Liabilities, Current
Significant other observable inputs (Level 2) | DCN/DCD and interest rate swap
Fair value
Short-term investments		¥ 299,106
Significant other observable inputs (Level 2) | Wealth management products
Fair value
Short-term investments	¥ 3,533,370	3,279,813
Long-term investments		69,629
Significant other observable inputs (Level 2) | Foreign exchange option contracts
Fair value
Derivative liabilities recorded within other current liabilities		44,521
Derivative liabilities recorded within other current assets	1,831
Significant other observable inputs (Level 2) | Foreign exchange forward contracts
Fair value
Derivative liabilities recorded within other current liabilities		¥ 13,967
Derivative liabilities recorded within other current assets	¥ 43,192